Prepaid Expense and Other Current Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	[1]	$ 14,700	$ 23,914
Receivable for equipment sales		10,441
Receivable for disposal a subsidiary		3,112
Value added taxes recoverable		1,514	1,713
Social insurance borne by employee		888	967
Deposits		282	941
Rebate receivable		213
Other prepaid and current assets		159	178
Staff advances		88	192
Prepaid royalty fee			161
Prepaid testing and tooling fee			85
Prepaid expenses and other current assets		$ 31,397	$ 28,151

[1]	EMS providers manufacture the mobile phone based on the Company's design.